Intangible assets other than goodwill (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Impairment of intangibles				$ 543
Reversal of deferred tax liabilities				115
Deferred tax liabilities	$ 841			841		$ 941
Intangible asset, recoverable amount	$ 9			$ 9
Discount rate used for fair value assessment	8.25%			8.25%
Surgical
Disclosure of detailed information about intangible assets [line items]
Impairment of intangibles	$ 505
Vision Care
Disclosure of detailed information about intangible assets [line items]
Impairment of intangibles		$ 38	$ 43		$ 43